RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Balances and Transactions with related parties
Balances with related parties:

	2021	2020

Employees accrued salaries	$356	$79
Directors accrued expenses	$82	$35

	$438	$114
Transactions with related parties:

	2021	2020	2019
Amounts charged to:
Research and development expenses	$151	$-	$-

General and administrative expenses	2,155	370	210

Interest expense on convertible notes	$-	$251	$351